Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Debt
Long-Term Debt

	December 31, 2012	December 31, 2011
	$	$
Revolving Credit Facilities	1,627,979	2,244,634
Senior Notes (8.5%) due January 15, 2020	447,115	446,825
Norwegian Kroner-denominated Bonds due through May 2017	467,223	100,417
U.S. Dollar-denominated Term Loans due through 2021	2,432,374	2,069,860
U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016	230,359	220,450
Euro-denominated Term Loans due through 2023	341,382	348,905
U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners	13,282	13,282

Total	5,559,714	5,444,373
Less current portion	797,411	401,376

Long-term portion	4,762,303	5,042,997